Quarterly Report
January 31, 2025
MFS®  Lifetime®  2035 Fund
L35-Q3

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.1%
Bond Funds – 36.1%
MFS Emerging Markets Debt Fund - Class R6	1,547,743	$18,650,307
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,339,025	12,420,221
MFS Global Opportunistic Bond Fund - Class R6	3,597,508	29,247,737
MFS Government Securities Fund - Class R6	5,964,786	50,581,387
MFS High Income Fund - Class R6	7,986,295	24,837,378
MFS Inflation-Adjusted Bond Fund - Class R6	4,623,196	41,654,992
MFS Total Return Bond Fund - Class R6	5,039,282	47,419,649
		$224,811,671
International Stock Funds – 14.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	31,472	$441,546
MFS Blended Research International Equity Fund - Class R6	2,964,210	39,927,914
MFS Emerging Markets Equity Fund - Class R6	12,462	444,157
MFS International Growth Fund - Class R6	238,560	10,365,428
MFS International Intrinsic Value Fund - Class R6	273,857	10,392,862
MFS International New Discovery Fund - Class R6	235,800	7,085,792
MFS Research International Fund - Class R6	833,375	19,242,626
		$87,900,325
Non-Traditional Funds – 6.3%
MFS Commodity Strategy Fund - Class R6	5,315,570	$19,667,611
MFS Global Real Estate Fund - Class R6	1,195,829	19,384,386
		$39,051,997
U.S. Stock Funds – 41.1%
MFS Blended Research Core Equity Fund - Class R6	624,555	$23,402,065
MFS Blended Research Growth Equity Fund - Class R6	899,585	23,290,261
MFS Blended Research Mid Cap Equity Fund - Class R6	3,068,470	45,628,140
MFS Blended Research Small Cap Equity Fund - Class R6	636,731	9,684,675
MFS Blended Research Value Equity Fund - Class R6	1,621,410	25,974,986
MFS Growth Fund - Class R6	110,889	23,501,871
MFS Mid Cap Growth Fund - Class R6	691,289	23,019,932
MFS Mid Cap Value Fund - Class R6	688,775	22,619,374
MFS New Discovery Fund - Class R6 (a)	150,263	4,915,107
MFS New Discovery Value Fund - Class R6	259,660	4,863,431
MFS Research Fund - Class R6	393,922	23,485,636
MFS Value Fund - Class R6	512,947	25,847,418
		$256,232,896
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.41% (v)	15,358,875	$15,361,946
Total Mutual Funds		$623,358,835

Other Assets, Less Liabilities – (0.1)%		(477,869)
Net Assets – 100.0%		$622,880,966
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $623,358,835.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service.
The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the

Supplemental Information (unaudited) – continued
investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$623,358,835	$—	$—	$623,358,835
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$22,959,592	$2,889,454	$4,534,861	$1,051,107	$1,036,773	$23,402,065
MFS Blended Research Emerging Markets Equity Fund	902,358	15,584	537,183	98,650	(37,863)	441,546
MFS Blended Research Growth Equity Fund	22,818,667	2,487,441	6,927,602	2,299,518	2,612,237	23,290,261
MFS Blended Research International Equity Fund	40,302,762	3,551,715	6,562,877	629,380	2,006,934	39,927,914
MFS Blended Research Mid Cap Equity Fund	44,748,902	6,647,298	9,004,082	2,050,329	1,185,693	45,628,140
MFS Blended Research Small Cap Equity Fund	9,708,239	1,499,043	1,868,425	237,374	108,444	9,684,675
MFS Blended Research Value Equity Fund	25,481,600	3,636,323	3,450,092	505,317	(198,162)	25,974,986
MFS Commodity Strategy Fund	19,706,066	2,087,362	2,689,331	(442,311)	1,005,825	19,667,611
MFS Emerging Markets Debt Fund	17,886,519	2,122,649	1,806,984	(369,567)	817,690	18,650,307
MFS Emerging Markets Debt Local Currency Fund	11,817,758	1,906,480	1,215,712	(221,541)	133,236	12,420,221
MFS Emerging Markets Equity Fund	899,120	14,507	537,148	141,166	(73,488)	444,157
MFS Global Opportunistic Bond Fund	26,200,415	4,328,531	2,092,006	(322,657)	1,133,454	29,247,737
MFS Global Real Estate Fund	19,228,913	2,450,911	3,145,941	152,201	698,302	19,384,386
MFS Government Securities Fund	39,050,895	12,656,616	1,760,521	(292,415)	926,812	50,581,387
MFS Growth Fund	22,730,586	4,000,709	5,714,964	2,273,971	211,569	23,501,871
MFS High Income Fund	24,008,280	2,656,664	2,532,881	(228,229)	933,544	24,837,378
MFS Inflation-Adjusted Bond Fund	37,513,565	6,677,823	2,836,395	(570,776)	870,775	41,654,992
MFS Institutional Money Market Portfolio	17,826,374	16,154,430	18,622,379	31	3,490	15,361,946
MFS International Growth Fund	10,614,726	996,755	1,983,770	173,169	564,548	10,365,428
MFS International Intrinsic Value Fund	10,632,170	1,756,334	1,767,892	49,746	(277,496)	10,392,862
MFS International New Discovery Fund	7,674,212	852,971	1,171,743	71,311	(340,959)	7,085,792
MFS Mid Cap Growth Fund	22,108,726	2,410,278	3,694,708	713,915	1,481,721	23,019,932
MFS Mid Cap Value Fund	22,576,402	3,246,600	3,939,568	619,452	116,488	22,619,374
MFS New Discovery Fund	4,816,944	389,902	877,722	86,087	499,896	4,915,107
MFS New Discovery Value Fund	4,887,142	649,036	1,027,653	112,570	242,336	4,863,431
MFS Research Fund	22,899,142	2,817,034	3,936,576	621,705	1,084,331	23,485,636
MFS Research International Fund	18,662,791	1,862,152	1,931,847	102,859	546,671	19,242,626
MFS Total Return Bond Fund	38,850,887	10,119,118	2,478,440	(442,153)	1,370,237	47,419,649
MFS Value Fund	25,521,700	3,075,441	3,492,263	241,900	500,640	25,847,418
	$593,035,453	$103,959,161	$102,141,566	$9,342,109	$19,163,678	$623,358,835

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$544,819	$1,642,345
MFS Blended Research Emerging Markets Equity Fund	13,103	—
MFS Blended Research Growth Equity Fund	299,771	807,313
MFS Blended Research International Equity Fund	1,345,328	482,638
MFS Blended Research Mid Cap Equity Fund	1,486,613	2,768,076
MFS Blended Research Small Cap Equity Fund	151,124	511,304
MFS Blended Research Value Equity Fund	901,349	1,608,514
MFS Commodity Strategy Fund	655,503	—
MFS Emerging Markets Debt Fund	955,027	—
MFS Emerging Markets Debt Local Currency Fund	527,299	—
MFS Emerging Markets Equity Fund	13,454	—
MFS Global Opportunistic Bond Fund	679,532	—
MFS Global Real Estate Fund	482,660	—
MFS Government Securities Fund	1,362,792	—
MFS Growth Fund	36,005	2,625,502
MFS High Income Fund	1,181,559	—
MFS Inflation-Adjusted Bond Fund	1,522,369	—
MFS Institutional Money Market Portfolio	635,809	—
MFS International Growth Fund	167,335	438,562
MFS International Intrinsic Value Fund	229,024	950,331
MFS International New Discovery Fund	194,270	311,077
MFS Mid Cap Growth Fund	—	1,433,180
MFS Mid Cap Value Fund	395,940	1,735,854
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	135,100	156,279
MFS Research Fund	198,947	1,968,290
MFS Research International Fund	402,037	—
MFS Total Return Bond Fund	1,449,799	—
MFS Value Fund	385,318	1,688,281
	$16,351,886	$19,127,546
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